Note 9 - Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the nine months ended September 30,
	2020	2021

Net income	3,466,124	20,200,342
Dividend Series B Preferred shares	(524,621)	(255,324)
Preferred deemed dividend	-	(345,423)
Net income attributable to common shareholders	2,941,503	19,599,595
Weighted average common shares – outstanding, basic	5,621,159	6,898,195
Basic earnings per share	0.52	2.84
Effect of dilutive securities:
Dilutive effect of non-vested shares	-	44,419
Weighted average common shares – outstanding, diluted	5,621,159	6,942,614
Diluted earnings per share	0.52	2.82